Commitments and Contingencies (Details Narrative) (10Q)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) ft² shares	Jan. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) ft² shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) ft² shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Warrant term	2 years 3 months 19 days		2 years 3 months 19 days		2 years 3 months 19 days		2 years 1 month 6 days
Warrants to purchase common stock | shares	5,852,952		5,852,952		5,852,952		3,483,403
Rent expense			$ 24,000	$ 31,000	$ 54,000	$ 61,000
Accrued bonuses							$ 91,000
2019 Bonus [Member]
Accrued bonuses	$ 61,290		$ 61,290		$ 61,290
Business Advisory Services [Member] | Consulting Agreements [Member]
Consulting agreements expires date		Dec. 31, 2019
Consulting agreements, description		An agreement for business advisory services that had expired on December 31, 2018 was further extended and now provides for an expiration date of December 31, 2019
Warrant term		5 years
Warrants to purchase common stock | shares		100,000
Exercise price per share | $ / shares		$ 1.00
Fair value of aggregate of warrant		$ 56,000
Melville Lease [Member]
Area of land | ft²	6,800		6,800		6,800
Lease expire date					Mar. 31, 2020
Lease description	The Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term will commence on January 1, 2020				The Melville Lease was scheduled to expire in March 2020 (subject to extension at the option of the Company for a period of five years)
Rent expense							$ 122,739	$ 115,885
Melville Lease [Member] | Minimum [Member]
Rent expense	$ 153,748				$ 132,600
Melville Lease [Member] | Maximum [Member]
Rent expense	$ 173,060				$ 149,260